Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or the “Partnership”) was incorporated as a limited partnership on May 30, 2013, under the laws of the Republic of the Marshall Islands. On November 18, 2013, the Partnership successfully completed its initial public offering (the “IPO”), pursuant to which, the Partnership offered and sold 8,250,000 common units to the public at $18.00 per common unit, and in connection with the closing of the IPO, the Partnership’s Sponsor, Dynagas Holding Ltd., a company beneficially wholly owned by Mr. George Prokopiou, the Partnership’s Chairman and major unitholder and certain of his close family members, offered and sold 4,250,000 common units to the public at $18.00 per common unit. In connection with the IPO, the Partnership entered into certain agreements including: (i) an omnibus agreement with the Sponsor, as amended (Note 3(c)), (the “Omnibus Agreement”) and, (ii) a $30 million interest free revolving credit facility with its Sponsor (the “$30 million Sponsor Facility”) (Note 3(b)), which was extended on November 14, 2018 until November 2023, to be used for general Partnership purposes.

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (or COVID-19) as a pandemic. The COVID-19 pandemic and measures to contain its spread have negatively impacted regional and global economies and trade patterns in markets in which the Partnership operates, the way the Partnership operates its business, and the businesses of its charterers and suppliers. Since the outbreak, the Partnership has incurred increased costs as a result of the preventative measures imposed in various jurisdictions creating delays and additional complexities with respect to port calls and crew rotations. However, for the six month period ended June 30, 2022, the Partnership did not experience any significant negative financial impacts to its results of operations or financial position as a result of COVID-19.

The Partnership earned in the six month period ended as of June 30, 2022, 40% and 44% of its revenues from Yamal Trade Pte. Ltd. (“Yamal”) and SEFE Marketing and Trading Singapore Pte. Ltd (‘SEFE”) (formerly known as Gazprom Marketing & Trading Singapore Pte Ltd), which traded primarily from Russian LNG ports. Due to the recent Russian conflicts with Ukraine, the United States (“U.S.”), European Union (“E.U.”), Canada and other Western countries and organizations announced and enacted from February 2022 to date, numerous sanctions against Russia which have not expressly prohibited LNG shipping in the main trading routes of the Partnership’s vessels. The Partnership’s time charter contracts have therefore currently not been affected by the sanctions imposed to date due to the events in Russia and Ukraine. As of April 4, 2022, SEFE Germania, which is the indirect parent of SEFE and all its subsidiaries, was placed under the control of the German government for an indefinite period of time and the vessels under the time charters with SEFE no longer trade from Russian LNG ports.

As also discussed in Note 5, currently imposed sanctions, do not affect the Partnership’s compliance with terms imposed by its $675 Million Credit Facility.

As there is currently uncertainty regarding the global impact of the conflict which is ongoing, it is possible that further developments in sanctions or escalation of the conflict will affect the Partnership’s ability to continue to employ five out of its six of its vessels to the current charterers and the suspension, termination or cancellation of such charter parties, could thus adversely affect the Partnership’s results of operation, cash flows and financial condition. The Partnership believes that despite the continuing uncertainty, in the event of suspension, termination, cancellation of any of these charters, it will be able to enter into replacement time charters acceptable to the lenders. Thus, the Partnership believes that it will be in a position to maintain sufficient cash generating capacity to cover its working capital needs and pay its installment obligations and be in compliance with all financial and non- financial covenants prescribed in its $675 Million Credit Facility, for the period ending twelve months after the issuance of the unaudited interim condensed consolidated financial statements.

As of June 30, 2022, the Partnership had a working capital surplus of $1.9 million as compared to the working capital deficit of $13.8 million as of December 31, 2021. The Partnership believes that current sources of funds and those that the Partnership anticipates to internally generate for a period of at least the next twelve months, will be sufficient to fund the operations of its Fleet, and to meet the Partnership’s normal working capital requirements, service principal and interest debt, and make the required distribution on Series A Preferred Units and Series B Preferred Units in accordance with the Partnership’s Agreement. Accordingly, the Partnership continues to adopt the going concern basis in preparing its financial statements.

1. Basis of Presentation and General Information (continued):

The Partnership is engaged in the seaborne transportation industry through the ownership and operation of high specification LNG vessels and is the sole owner (directly or indirectly) of all outstanding shares or units of the following subsidiaries as of June 30, 2022:

Vessel Owning Subsidiaries:

Company Name	Country of incorporation/ formation	Vessel Name	Delivery date from shipyard	Delivery date to Partnership	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	October 2013	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	October 2013	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	October 2013	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	July 2013	June 2014	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	July 2013	September 2014	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	October 2013	December 2015	155,000

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation/ formation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Marshall Islands	Holding company that owns all of the outstanding share capital of Arctic LNG Carriers Ltd. (“Arctic LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding share capital of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands	Wholly owned subsidiary of the Partnership whose activities were limited to the co-issuance of the 2019 Notes discussed under Note 5 and engaging in other activities incidental thereto.
Arctic LNG Carriers Ltd.	Marshall Islands	Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding share capital of Pegasus, Lance, Seacrown, Fareastern, Navajo, Solana and Dynagas Finance LLC.
Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Arctic LNG and co-borrower of the Partnership’s Term Loan discussed under Note 5.

1. Basis of Presentation and General Information (continued):

Since the Partnership’s inception, the technical, administrative and commercial management of the Partnership’s fleet is performed by Dynagas Ltd. (“Dynagas” or the “Manager”), a related company, wholly owned by the Partnership’s Chairman (Note 3(a)).

As of June 30, 2022, the Partnership’s Sponsor owned 42.4% of the outstanding equity interests in the Partnership (excluding the Series A Preferred Units and the Series B Preferred Units, both of which, generally, have no voting rights), including the 0.1% general partner interest retained by it, as the General Partner, through Dynagas GP LLC, which is owned and controlled by the Sponsor.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP") and applicable rules and regulations of the U.S Securities and Exchange Commission (“SEC”) for interim financial reporting. The unaudited interim condensed consolidated financial statements include the accounts of Dynagas Partners and its wholly-owned subsidiaries, referred to above. All intercompany balances and transactions have been eliminated upon consolidation.

These unaudited interim condensed consolidated financial statements and accompanying notes should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2021 and notes thereto included in its Annual Report on Form 20-F, filed with the SEC on April 29, 2022. In the opinion of the Partnership’s management, all adjustments, which include only normal recurring adjustments, necessary for a fair presentation of the financial position, operating results and cash flows have been included in the financial statements for the periods presented. Interim results are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

During the six month periods ended June 30, 2022 and 2021, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows:

Charterer	2022	2021
A	44%	45%
B	40%	39%
C	16%	16%
Total	100%	100%